FINANCIAL ASSETS	6 Months Ended
Jun. 30, 2018
Financial Instruments [Abstract]
FINANCIAL ASSETS
FINANCIAL ASSETS

(US$ MILLIONS)	June 30, 2018	December 31, 2017
Current
Marketable securities (1)	$262	$207
Restricted cash	77	68
Derivative contracts	99	75
Loans and notes receivable	46	11
Total current	$484	$361
Non-current
Marketable securities (1)	$1	$1
Restricted cash	7	11
Derivative contracts	61	7
Loans and notes receivable	179	150
Other financial assets (2)	214	254
Total non-current	$462	$423
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(1)	During the three and six month period ended June 30, 2018, the partnership recognized $nil and $nil (June 30, 2017: $6 million and $39 million) of net gains on disposition of marketable securities.

(2)	Other financial assets include secured debentures to homebuilding companies in our business services segment.